Intangible Assets, net	12 Months Ended
Dec. 31, 2025
Intangible Assets, net [Abstract]
Intangible Assets, net
10.	Intangible Assets, net

The following table shows the Company’s intangible assets by major asset classes as of December 31, 2024 and 2025:

	Year Ended
	December 31, 2024	December 31, 2025
Brand	$279,173	$290,959
Customer relationship	10,304,898	11,656,130
Order backlog	8,409,416	8,366,621
Favorable contract	270,467	839,535
Licenses, software	41,791	—
Concessions	17,858	20,158
Intangible assets, net	$19,323,603	$21,173,403

The gross carrying amounts of intangible assets developed as follows during the years ended December 31, 2024 and 2025:

	Brand	Customer relationship	Order backlog	Favorable contract	Licenses, software & Concessions	Total
December 31, 2023	$—	$—	$—	$—	$—	$—
Assets acquired on December 16, 2024	282,372	10,406,934	8,536,907	274,981	73,566	19,574,760
Dispositions	—	—	—	—	(13,327)	(13,327)
Foreign exchange translation	(2,301)	(84,832)	(69,578)	(2,241)	(600)	(159,552)
December 31, 2024	$280,071	$10,322,102	$8,467,329	$272,740	$59,639	$19,401,881
Reclassified from assets held for sale	—	—	—	640,136	—	640,136
Adjustment for finalization of acquisition price allocation	—	486,080	444,371	—	—	930,451
Dispositions	—	—	—	—	(35,218)	(35,218)
Foreign exchange translation	36,233	1,393,815	1,148,843	35,285	7,342	2,621,508
December 31, 2025	$316,304	$12,201,997	$10,060,533	$948,161	$31,763	$23,558,758

The accumulated amortization of intangible assets developed as follows during the years ended December 31, 2024 and 2025:

	Brand	Customer relationship	Order backlog	Favorable contract	Licenses, software & Concessions	Total
December 31, 2023	$—	$—	$—	$—	$—	$—
Amortization for the year	(898)	(17,217)	(57,946)	(2,275)	—	(78,336)
Foreign exchange translation	—	13	43	2	—	58
December 31, 2024	$(898)	$(17,204)	$(57,903)	$(2,273)	$—	$(78,278)
Reclassified from assets held for sale	—	—	—	(43,989)	—	(43,989)
Adjustment for finalization of acquisition price allocation	—	(59,509)	(58,451)	—	—	(117,960)
Amortization for the year	(23,361)	(447,708)	(1,506,871)	(59,149)	(11,299)	(2,048,388)
Foreign exchange translation	(1,086)	(21,446)	(70,687)	(3,215)	(306)	(96,740)
December 31, 2025	$(25,345)	$(545,867)	$(1,693,912)	$(108,626)	$(11,605)	$(2,385,355)

Upon reclassification from asset held for sale to held and used, the favorable contract was measured at the lower of carrying amount and fair value. The amortization was recalculated for the period from when the asset was first classified as held for sale and when the held for sale classification ended. For further information regarding the reclassification of the assets held for sale see Note 7.

In December 2025, the acquisition price allocation was finalized and resulted in adjustments to the fair values of the customer relationships and order backlogs. For these assets, the amortization was adjusted accordingly. For further information regarding the finalization of the acquisition price allocation see Note 8.

For the year ended December 31, 2025 and for the period December 16, 2024 to December 31, 2024, total amortization of $2,210,337 and $78,336 was recorded, respectively. The estimated aggregate annual amortization expense for the five succeeding fiscal years is $2.19 million. The weighted-average amortization period in total is 15.5 years. The weighted-average amortization periods for major classes of the intangible assets are presented in Note 8.